SHAREHOLDERS' EQUITY (Schedule of RSUs Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding at the beginning of the year	1,855,809
Granted	736,654
Forfeited	(255,599)
Outstanding at the end of the year	2,323,760	1,855,809
Exercisable at the end of the year	1,326,596
Vested and expected to vest at end of year	2,252,771
Weighted average exercise price
Outstanding at the beginning of the year	$ 3.48
Granted	1.72
Vested	1.30
Forfeited	3.83
Outstanding at the end of the year	2.89	$ 3.48
Exercisable at the end of the year	3.11
Vested and expected to vest at end of year	$ 2.56
Weighted average remaining contractual life (years)
Outstanding at the end of the year	7 years 7 months 17 days	7 years 8 months 19 days
Exercisable at the end of the year	6 years 4 months 2 days
Vested and expected to vest at end of year	7 years 7 months 21 days
Aggregate intrinsic value
Outstanding at the end of the year		$ 555
Exercisable at the end of the year
Vested and expected to vest at end of year
Restricted Stock Units (RSUs) [Member]
Number of options
Outstanding at the beginning of the year
Granted	563,654
Vested
Forfeited
Outstanding at the end of the year	563,654
Weighted average exercise price
Outstanding at the beginning of the year
Granted	1.22
Vested
Forfeited
Outstanding at the end of the year	$ 1.22